Personnel expenses	12 Months Ended
Dec. 31, 2025
Personnel Expenses [Line Items]
Disclosure Of Employee Benefits Explanatory
Note 6
Personnel expenses
Personnel expenses
For the year ended
USD m 31.12.25 31.12.24 31.12.23
Salaries
1
8,716 7,884 5,898
Variable compensation
2
10,755 9,414 7,669
of which: performance awards 4,352 3,511 2,841
of which: financial advisors
3
5,654 5,293 4,549
of which: other 748 610 279
Contractors 145 110 98
Social security 1,248 1,060 835
Post-employment benefit plans
4
1,028 787 579
of which: defined benefit plans 586 380 259
of which: defined contribution plans 442 408 320
Other personnel expenses 809 703 576
Total personnel expenses 22,702 19,958 15,655
1 Includes role-based allowances.
2 Refer to Note
26 for more information.
3 Financial advisor compensation
consists of cash compensation,
determined using a formulaic
approach based on production,
and
deferred awards. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.
4 Refer to Note 25 for more
information. Includes curtailment
gains of USD
51
m for the year
ended 31 December
2025 (for the
year ended 31 December
2024: USD
71
m; for the
year ended 31 December
2023: USD
3
m), which represent
a
reduction in the defined benefit obligation related to the Swiss pension plans resulting from a decrease in headcount following restructuring activities.